Prepayment for acquisition (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Sep. 25, 2024	Mar. 31, 2025	Sep. 30, 2024
Prepayment for acquisition		$ 24,548,022
Assigned Receivables		18,077,672	$ 18,709,318
Total consideration	$ 19,029,128
Ynong [Member]
Cash payable by entity		6,365,348
Ordinary shares, value		10,000,000
Account receivables		$ 24,548,022
Issuance of ordinary shares for acquisition in exchange		4,500
Total consideration		$ 40,913,370
Shares consideration		4,500
Purchase Agreement [Member]
Description of agreement		pursuant to which the Seller agreed to sell and the Purchaser agreed to purchase 4,500 shares of Ynong ordinary shares (the “Ynong Shares”), of which represents forty-five percent (45%) of the issued and outstanding Ynong ordinary shares to the Purchaser. Ynong directly owns all of the issued and outstanding equity of an Indonesian entity, PT Grand Indonesia Forestmates (“PGIF”), and PGIF and two Indonesian citizens, collectively, directly owns 90% and 10%, respectively, of another Indonesian entity, PT Wana Arga Nusantara (“PWAN”), which is the operating business
Cash payable by entity		$ 6,365,348
Assigned Receivables		24,548,022
Account receivables		24,548,022
Payment for post closing payment to seller		$ 6,365,348
Purchase Agreement [Member] | Class A Ordinary Shares [Member]
Ordinary shares, issued		50,000,000
Ordinary shares, value		$ 10,000,000
Ordinary shares, per share		$ 0.20
Issuance of ordinary shares for acquisition, amount		$ 24,548,022
Issuance of ordinary shares for acquisition, shares		50,000,000